Intangible Assets	12 Months Ended
Mar. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 17 — INTANGIBLE ASSETS

Amount
COST
At March 31, 2024	$41,998
additions for the year	85,072
translation adjustment	$392
At March 31, 2025	$127,462
AMORTIZATION
At March 31, 2024	$(10,173)
charge for the year	(20,757)
translation adjustment	$(95)
At March 31, 2025	$(31,025)
CARRYING AMOUNTS
At March 31, 2024	$31,825
At March 31, 2025	$96,437